Expense Example - Investor A, C and Institutional - BlackRock Total Factor Fund	Nov. 27, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	1,022
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	603
Expense Example, with Redemption, 3 Years	855
Expense Example, with Redemption, 5 Years	1,127
Expense Example, with Redemption, 10 Years	1,900
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	570
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	$ 2,042